Expense Example, No Redemption - Defiance AI Powered ETF - Defiance AI Powered ETF Class	Oct. 21, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 91
Expense Example, No Redemption, 3 Years	$ 284